Note 15 - Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
At December 31, 2019	4,744.2	2,956.3	1,801.2	663.3	10,165.0
Effects of movements in foreign exchange in the balance sheet	646.7	75.3	40.6	73.4	836.0
Effect of application of IAS 29 (hyperinflation)	348.2	28.5	85.3	203.8	665.8
Additions	9.1	168.7	20.2	72.8	270.8
Disposal	-	(0.6)	(0.5)	-	(1.1)
Acquisitions through business combination	27.6	-	-	-	27.6
Acquisition through exchange transaction of shareholdings	-	-	-	-	-
Transfers to other assets categories	(122.5)	56.3	291.4	87.5	312.7
At December 31, 2020	5,653.3	3,284.5	2,238.2	1,100.8	12,276.8
Effects of movements in foreign exchange in the balance sheet	123.7	16.3	(20.9)	(4.6)	114.5
Effect of application of IAS 29 (hyperinflation)	622.0	56.1	103.8	149.1	931.0
Additions	-	-	26.0	340.1	366.1
Disposal	(31.0)	-	(13.4)	-	(44.4)
Acquisitions through business combination	-	-	-	-	-
Acquisition through exchange transaction of shareholdings	-	-	-	-	-
Transfers to other assets categories	(39.0)	(8.5)	625.3	(206.9)	370.9
Other	-	-	-	-	-
At December 31, 2021	6,329.0	3,348.4	2,959.0	1,378.5	14,014.9
		Distribution
	Brands	Contracts	Software	Others	Total
Amortization and Impairment losses
At December 31, 2019	-	(2,328.6)	(1,131.1)	(398.9)	(3,858.6)
Effects of movements in foreign exchange in the balance sheet	-	6.8	(25.6)	(33.4)	(52.2)
Effect of application of IAS 29 (hyperinflation)	-	(28.4)	(57.7)	(191.0)	(277.1)
Amortization	-	(234.2)	(247.3)	(30.2)	(511.7)
Disposal	-	-	0.5	-	0.5
Transfers to other assets categories	-	-	2.9	-	2.9
At December 31, 2020	-	(2,584.4)	(1,458.3)	(653.5)	(4,696.2)
Effects of movements in foreign exchange in the balance sheet	-	13.1	15.1	20.7	48.9
Effect of application of IAS 29 (hyperinflation)	-	(56.0)	(83.8)	(139.7)	(279.5)
Amortization	-	(58.4)	(299.7)	(46.8)	(404.9)
Disposal	-	-	14.1	-	14.1
Transfers to other assets categories	-	8.5	(16.7)	(0.1)	(8.3)
At December 31, 2021	-	(2,677.2)	(1,829.3)	(819.4)	(5,325.9)

Carrying amount:
At December 31, 2020	5,653.3	700.1	779.9	447.3	7,580.6
At December 31, 2021	6,329.0	671.2	1,129.7	559.1	8,689.0

Disclosure of intangible assets with indefinite useful life [text block]
	2021	2020
Argentina	1,917.1	1,523.0
Bolivia	956.7	890.9
Brazil	-	3.3
Canada	235.2	218.5
Chile	84.8	94.4
Luxembourg	339.6	339.6
Paraguay	616.3	568.4
Dominican Republic	1,670.4	1,534.9
Panama	383.8	357.4
Uruguay	125.1	122.9
	6,329.0	5,653.3